INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax asset	$ 12,372,753	$ 9,954,000
Valuation of allowance	(6,733,520)	(9,954,000)
Net deferred tax asset	$ 5,639,233